Income per share (Unaudited)	3 Months Ended
Mar. 31, 2018
Income per share (Unaudited)
Income per share (Unaudited)

14.          Income per share (Unaudited)

Basic earnings or loss per common share are calculated by dividing net income (loss) attributable to the equity holders of Azul by the weighted average number of common shares outstanding during the three months ended March 31, 2018 and 2017, including the conversion of the weighted average number of preferred shares outstanding during the three months ended into common shares.

Diluted earnings or loss per common share are calculated by dividing the net income (loss) attributable to the equity holders of Azul, by the weighted average number of common shares outstanding during the three months ended March 31, 2018 and 2017, including the conversion of the weighted average number of preferred shares outstanding during the years into common shares, plus the weighted average number of common shares that would be issued on conversion of all the dilutive potential common shares into common shares.

Basic earnings or loss per preferred share, are calculated by dividing net income (loss) attributable to the equity holders of Azul by the weighted average number of preferred shares outstanding during the three months ended March 31, 2018 and 2017, including the conversion of the weighted average number of common shares outstanding during the years into preferred shares.

Diluted earnings or loss per preferred share, are calculated by dividing the net income (loss) attributable to the equity holders of Azul, by the weighted average number of preferred shares outstanding during the three months ended March, 2018 and 2017, including the conversion of the weighted average number of common shares outstanding during the years into preferred shares, plus the weighted average number of preferred shares that would be issued on conversion of all the dilutive potential preferred shares into preferred shares.

The following table shows the calculation of income or loss per common and preferred share in millions, except for values per share:

	For the three months ended March 31,
	2018	2017
Numerator
Net income	210.6	55.4

Denominator
Weighted average number of common shares	928,965,058	928,965,058
Weighted average number of preferred shares	323,453,830	254,571,266
75 preferred shares (*)	75.0	75.0
Weighted average number of preferred equivalent shares (*)	335,840,031	266,957,467
Weighted average number of common equivalent shares (**)	25,188,002,333	20,021,810,008
Weighted average number of shares under option and RSU	15,360,523	20,154,614
Weighted average number of shares that would have been issued at average market price	10,335,905	19,135,962

Basic net income per common share	0.01	0.00
Diluted net income per common share	0.01	0.00
Basic net income per preferred share	0.63	0.21
Diluted net income per preferred share	0.62	0.21

(*) Refers to a participation in the total equity value of the Company, calculated as if all 928,965,058 common shares outstanding had been converted into 12,386,200 preferred shares at the conversion ratio of 75 common shares to 1.0 preferred share.

(**)Refers to a participation in the total equity value of the Company, calculated as if the weighted average preferred shares outstanding had been converted into common shares at the conversion ratio of 75 common shares to 1.0 preferred share